Other Non-Current Assets	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS

9. OTHER NON-CURRENT ASSETS

Other noncurrent assets were comprised of the following:

	December 31, 2022	December 31, 2021
Deposits (a)	$8,965,160	$6,714,571
Others	68,040	-
Total	$9,033,200	$6,714,571

(a)

As of December 31, 2022 and 2021, the balance of deposits represented the deposits made to service providers, who paid utility charges in mining facilities on behalf of the Company. The deposits are refundable upon expiration of the agreement between the Company and the service provider, which may be due 12 months from the effective date of the agreement.